Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	Complete Solaria, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	Complete Solaria, Inc., a Delaware corporation, filed a Registration Statement on Form S-1 on August 9, 2023, which was amended on August 24, 2023, December 22, 2023 and February 1, 2024 (the “Pre-Effective Amendments”), and which was declared effective on February 13, 2024 (as amended and supplemented, the “Registration Statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to update certain disclosures in the Registration Statement.On April 1, 2024, Complete Solaria, Inc. filed its Annual Report on Form 10-K for fiscal year ended December 31, 2023 (the “Annual Report”). Interested parties should refer to such Annual Report for more information. The form of prospectus included in this Post-Effective Amendment may be used in one or more offerings by one or more selling stockholders identified in the prospectus contained herein with one or more of the underwriters named therein and with different types and amounts of securities offered. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement or the Pre-Effective Amendments, as applicable.
Entity Central Index Key	0001838987
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE